Supplemental cash information (Detail) - Supplemental Cash Information - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Restricted cash	$ 5,260
Total cash, cash equivalents and restricted cash	88,681	$ 125,083	124,598	$ 151,232	$ 171,372	$ 199,256
Other assets [member]
Statement Line Items [Line Items]
Cash	88,627		59,504
Cash equivalents	54		65,094
Restricted cash	5,260
Total cash, cash equivalents and restricted cash	$ 93,941		$ 124,598